14. Post-employment benefits (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
PPSPR [member]
Disclosure of defined benefit plans [line items]
Discount rate (excluding inflation)	4.18%	3.40%
PSP NR [member]
Disclosure of defined benefit plans [line items]
Discount rate (excluding inflation)	4.12%	3.37%
PP2 [member]
Disclosure of defined benefit plans [line items]
Discount rate (excluding inflation)	4.56%	3.56%
AMS [member]
Disclosure of defined benefit plans [line items]
Discount rate (excluding inflation)	4.34%	3.46%